General	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
General
GENERAL
FLEX LNG Ltd. ("FLEX LNG" or the "Company") is a limited liability company, originally incorporated in the British Virgin Islands in September 2006 and re-domiciled to Bermuda in June 2017. The Company is currently listed on the Oslo and New York Stock Exchanges under the symbol "FLNG". The Company's activities are focused on seaborne transportation of liquefied natural gas ("LNG") through the ownership and operation of fuel efficient, fifth generation LNG carriers. As of December 31, 2019, the Company had six LNG carriers in operation, of which two were delivered by Daewoo Shipbuilding and Marine Engineering Co. Ltd. ("DSME") and two by Samsung Heavy Industries ("SHI") in 2018 and a further two were delivered by DSME in 2019. In addition, FLEX LNG has seven LNG carriers under construction, four at Hyundai Samho Heavy Industries Co. Ltd. ("HSHI") and three at DSME. The seven newbuildings are expected to be delivered between 2020 and 2021.